CRITICAL ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Accounting Policies [Abstract]
Retained Earnings (Accumulated Deficit)	$ 3,856,446		$ 3,856,446		$ 1,908,287
Deferred offering costs	166,806		166,806
Share based compensation	$ 339,880		927,961	$ 102,600
Estimated interest or penalties			$ 0		$ 0